Financial assets at fair value through the income statement - Disclosure of credit risk of loans and advances designated at fair value and related credit derivatives (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Credit risk | Derivative financial assets
Disclosure of financial assets [line items]
Value mitigated by related credit derivatives, maximum exposure	£ 613	£ 855
Changes in fair value during the year ended	(5)	(1)
Cumulative changes in fair value from inception	(5)	(1)
Loans and advances
Disclosure of financial assets [line items]
Loans and advances designated at fair value, attributable to credit risk, maximum exposure	1,367	1,679
Changes in fair value during the year ended	3	0
Cumulative changes in fair value from inception	£ 1	£ (3)